Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 133	¥ 74	¥ 235	¥ 136
Debt securities issued by SPEs with an initial fair value	29	70	92	271
Cash inflows from third parties on the sale of debt securities	16	48	78	219
Cumulative balance of financial assets transferred to SPEs	5,906		5,906		¥ 5,745
Retained interests	187		187		¥ 168
Interests held in SPEs	¥ 6	¥ 7	¥ 13	¥ 13